EBP Plan Assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of total stock portfolio invested in the common stock of any one corporation	5.00%
Maximum percentage of portfolio invested in fixed income securities of any one issuer with exception of bond index funds and U. S. government guaranteed and agency securities	5.00%
Fair value, plan assets, Level 1 to Level 2 transfers, amount	$ 0	$ 0
Fair value, plan assets, Level 2 to Level 1 transfers, amount	$ 0	$ 0
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	30 days
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	10 days
Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average duration of fixed income security portfolio	12 years	8 years
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value, plan assets, Level 1 to Level 2 transfers, amount	$ 0
Fair value, plan assets, Level 2 to Level 1 transfers, amount	0
Fair values of plan assets
Total assets at fair value	$ 1,227	$ 1,254	$ 1,241
Pension Benefits [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset target allocation	46.00%
Pension Benefits [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset target allocation	54.00%
Pension Benefits [Member] | Plan assets within fair value hierarchy [Member]
Fair values of plan assets
Total assets at fair value	$ 461	489
Pension Benefits [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	17	14
Pension Benefits [Member] | U.S. large cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	62	87
Pension Benefits [Member] | U.S. small cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	54	77
Pension Benefits [Member] | U.S. Treasury securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	103	68
Pension Benefits [Member] | Government and municipal bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	15	10
Pension Benefits [Member] | Mortgage and asset-backed securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	47	80
Pension Benefits [Member] | Corporate bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	158	148
Pension Benefits [Member] | Insurance company investment contracts and other
Fair values of plan assets
Total assets at fair value	5	5
Pension Benefits [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	265	369
Pension Benefits [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	26	27
Pension Benefits [Member] | Equities - International emerging markets [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	41	50
Pension Benefits [Member] | Equities - International developed markets [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	110	149
Pension Benefits [Member] | Fixed income - U.S. long duration [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	205	88
Pension Benefits [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	119	82
Pension Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	236	246
Pension Benefits [Member] | Level 1 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	17	14
Pension Benefits [Member] | Level 1 [Member] | U.S. large cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	62	87
Pension Benefits [Member] | Level 1 [Member] | U.S. small cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	54	77
Pension Benefits [Member] | Level 1 [Member] | U.S. Treasury securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	103	68
Pension Benefits [Member] | Level 1 [Member] | Government and municipal bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Mortgage and asset-backed securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Corporate bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Insurance company investment contracts and other
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	225	243
Pension Benefits [Member] | Level 2 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | U.S. large cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | U.S. small cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | U.S. Treasury securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | Government and municipal bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	15	10
Pension Benefits [Member] | Level 2 [Member] | Mortgage and asset-backed securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	47	80
Pension Benefits [Member] | Level 2 [Member] | Corporate bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	158	148
Pension Benefits [Member] | Level 2 [Member] | Insurance company investment contracts and other
Fair values of plan assets
Total assets at fair value	5	5
Pension Benefits [Member] | Level 3 [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. large cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. small cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. Treasury securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Government and municipal bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Mortgage and asset-backed securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Corporate bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Insurance company investment contracts and other
Fair values of plan assets
Total assets at fair value	$ 0	0
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion of assets subjected to income tax	37.00%
Fair values of plan assets
Total assets at fair value	$ 227	208	$ 201
Other Postretirement Benefits [Member] | Plan assets within fair value hierarchy [Member]
Fair values of plan assets
Total assets at fair value	137	128
Other Postretirement Benefits [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	11	11
Other Postretirement Benefits [Member] | U.S. large cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	25	24
Other Postretirement Benefits [Member] | U.S. small cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	14	15
Other Postretirement Benefits [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	6	5
Other Postretirement Benefits [Member] | U.S. Treasury securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	12	7
Other Postretirement Benefits [Member] | Government and municipal bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	2	1
Other Postretirement Benefits [Member] | Mortgage and asset-backed securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	5	8
Other Postretirement Benefits [Member] | Corporate bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	19	15
Other Postretirement Benefits [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	31	38
Other Postretirement Benefits [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	3	3
Other Postretirement Benefits [Member] | Equities - International emerging markets [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	5	5
Other Postretirement Benefits [Member] | Equities - International developed markets [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	13	16
Other Postretirement Benefits [Member] | Fixed income - U.S. long duration [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	24	9
Other Postretirement Benefits [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	14	9
Other Postretirement Benefits [Member] | Mutual fund - Municipal bonds [Member]
Fair values of plan assets
Total assets at fair value	43	42
Other Postretirement Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	105	99
Other Postretirement Benefits [Member] | Level 1 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	11	11
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. large cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	25	24
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. small cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	14	15
Other Postretirement Benefits [Member] | Level 1 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. Treasury securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	12	7
Other Postretirement Benefits [Member] | Level 1 [Member] | Government and municipal bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Mortgage and asset-backed securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Corporate bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Mutual fund - Municipal bonds [Member]
Fair values of plan assets
Total assets at fair value	43	42
Other Postretirement Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	32	29
Other Postretirement Benefits [Member] | Level 2 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. large cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. small cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	6	5
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. Treasury securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | Government and municipal bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	2	1
Other Postretirement Benefits [Member] | Level 2 [Member] | Mortgage and asset-backed securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	5	8
Other Postretirement Benefits [Member] | Level 2 [Member] | Corporate bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	19	15
Other Postretirement Benefits [Member] | Level 2 [Member] | Mutual fund - Municipal bonds [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. large cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. small cap | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. Treasury securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Government and municipal bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Mortgage and asset-backed securities | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Corporate bonds | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Mutual fund - Municipal bonds [Member]
Fair values of plan assets
Total assets at fair value	$ 0	$ 0